MANAGEMENT STATEMENT AND BASIS FOR PRESENTATION OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2023
MANAGEMENT STATEMENT AND BASIS FOR PRESENTATION OF THE FINANCIAL STATEMENTS
MANAGEMENT STATEMENT AND BASIS FOR PRESENTATION OF THE FINANCIAL STATEMENTS
2.       MANAGEMENT STATEMENT AND BASIS FOR PRESENTATION OF THE FINANCIAL STATEMENTS

The consolidated financial statements (herein referred to as “financial statements”) have been prepared and are being presented in accordance with the International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”).

The financial statements show all the relevant information specific to the financial statements, and only them which are consistent with those used by the Management in its activities.

The Company’s financial statements were approved by the Board of Directors and authorized for issuance at the meeting held on May 9, 2024.

The financial statements were prepared on a historical cost basis, except for items measured at fair value through profit or loss, which include (i) derivative instruments; (ii) contingent considerations arising from the disposal of the former subsidiary The Body Shop; (iii) other financial assets referred to in explanatory note no. 3.6.1; and (iv) financial liabilities designated as fair value hedging instruments (explanatory note no. 3.6.2).

The financial statements are expressed in thousands of Reais (“R$”), rounded to the nearest thousand, and the disclosures of amounts in other currencies, when necessary, were also made in thousands. The items disclosed in other currencies are duly identified, whenever applicable.